GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	$ 485,626
Amortization expense	(175,991)	$ (198,169)	$ (163,754)
Intangible assets at end of year	602,531	485,626
Intangible assets controlled by entity but recognized directly to expense	49,079	10,046	86,168
Other administrative and general expenses
Reconciliation of initial and final balances of the cost and accrued amortization
Research and development expense	40,229	11,882	18,736
Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1,480,126	1,239,337
Acquisitions	245,204	144,514
Acquisitions through business combination		13,196
Write off	(43,991)	(49,805)
Transfers from premises and equipment	30,068
Foreign currency translation adjustment	232,847	132,884
Intangible assets at end of year	1,944,254	1,480,126	1,239,337
Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(994,500)	(743,731)
Write off	41,148	49,805
Transfers from premises and equipment	28,940
Amortization expense	175,991	198,169
Foreign currency translation adjustment	183,440	102,405
Intangible assets at end of year	(1,341,723)	(994,500)	(743,731)
Trademarks
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	3,363
Intangible assets at end of year	1	3,363
Trademarks | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	23,537	20,293
Foreign currency translation adjustment	4,901	3,244
Intangible assets at end of year	28,438	23,537	20,293
Trademarks | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(20,174)	(14,495)
Amortization expense	3,595	3,165
Foreign currency translation adjustment	4,668	2,514
Intangible assets at end of year	(28,437)	(20,174)	(14,495)
Licenses, software and computer applications
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	474,554
Intangible assets at end of year	595,919	474,554
Licenses, software and computer applications | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	997,609	823,318
Acquisitions	245,204	144,514
Acquisitions through business combination		13,196
Write off	(43,991)	(49,805)
Transfers from premises and equipment	30,068
Foreign currency translation adjustment	132,368	66,386
Intangible assets at end of year	1,361,258	997,609	823,318
Licenses, software and computer applications | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(523,055)	(398,521)
Write off	41,148	49,805
Transfers from premises and equipment	28,940
Amortization expense	170,004	131,288
Foreign currency translation adjustment	84,488	43,051
Intangible assets at end of year	(765,339)	(523,055)	(398,521)
Client relationships
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	7,709
Intangible assets at end of year	6,611	7,709
Client relationships | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	458,980	395,726
Foreign currency translation adjustment	95,578	63,254
Intangible assets at end of year	554,558	458,980	395,726
Client relationships | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(451,271)	(330,715)
Amortization expense	2,392	63,716
Foreign currency translation adjustment	94,284	56,840
Intangible assets at end of year	$ (547,947)	$ (451,271)	$ (330,715)